CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Securities [Roll Forward]
Capital Securities, beginning of period	$ 2,835	$ 2,833
Capital securities issued	366	277
Capital securities redeemed	(14)	(16)
Non-cash changes in capital securities:
Class A Preferred Units, Series 2 redemption	(600)	0
Acquisition of Foreign Investments	0	130
Fair value changes	361	(386)
Foreign currency translations	(21)	(3)
Deconsolidation of BSREP IV and other	(98)	0
Capital Securities, end of period	$ 2,829	$ 2,835